EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 15: EARNINGS (LOSS) PER SHARE

The following table presents the calculation of basic and diluted net income (loss) per share:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$118,742	$32,372	$(1,877)

Denominator:
Weighted-average ordinary shares outstanding, basic	51,444,028	49,908,423	48,366,378

Dilutive effect:
Employee share options, and RSUs	1,642,956	2,512,403	—
Weighted-average ordinary shares outstanding, diluted	53,086,984	52,420,826	48,366,378
Net income (loss) per share attributable to ordinary shareholders, basic	$2.31	$0.65	$(0.04)
Net income (loss) per share attributable to ordinary shareholders, diluted	$2.24	$0.62	$(0.04)

The potential Ordinary shares that were excluded from the computation of diluted income per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2025	2024	2023
Option	27,362	30,100	3,079,252
RSU	274,368	105,091	1,215,601
Total	301,730	135,191	4,294,853